Revenue and Construction Contracts - Summary of Revenue, After Sales and Eliminations Between Related Parties Resulting from Consolidation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
From the sale of goods associated to CEMEX's main activities	$ 14,009	$ 12,344	$ 12,446
From the sale of services	169	145	147
From the sale of other goods and services	370	325	366
Total	$ 14,548	$ 12,814	$ 12,959